9. NOTES PAYABLE (Details Narrative) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Debt Disclosure [Abstract]
Notes payble	$ 564
Interest rate, min	5.00%
Interest rate, max	10.00%